As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine U.S. Real Estate Equity Fund

		Security
	Shares	Description		Value
	Real Estate Investment Trusts - 49.2%
	Lodging - 6.0%
	170,391	Ashford Hospitality Trust, Inc.		$241,955
	307,200	DiamondRock Hospitality Co.		1,259,520
	100,000	FelCor Lodging Trust, Inc.		145,000
	98,561	Sunstone Hotel Investors, Inc.		424,798
				2,071,273
	Mortgage & Finance - 12.6%
	90,000	Annaly Capital Management, Inc.		1,362,600
	400,000	CBRE Realty Finance, Inc.		84,000
	50,000	Gramercy Capital Corp.		59,500
	144,135	iStar Financial, Inc.		151,342
	478,000	MFA Financial, Inc.		2,738,940
				4,396,382
	Office - Industrial Buildings - 16.1%
	32,000	Alexandria Real Estate Equities, Inc.		1,898,880
	15,000	AMB Property Corp.		241,800
	50,900	Kilroy Realty Corp.		1,163,574
	127,500	Maguire Properties, Inc.		265,200
	200,000	ProLogis		2,002,000
				5,571,454
	Retail Centers - 14.5%
	13,699	Alexander's, Inc.		2,636,235
	321,400	CBL & Associates Properties, Inc.		1,308,098
	380,000	General Growth Properties, Inc.		247,000
	50,000	Kimco Realty Corp.		719,000
	7,500	Weingarten Realty Investors		121,425
				5,031,758
		Total Real Estate Investment Trusts (Cost $36,580,067)		17,070,867

	Common Stocks - 62.1%
	Diversified - 11.8%
	7,500	Cyrela Commercial Properties SA - ADR		77,478
	15,000	Cyrela Commercial Properties SA - GDR (c)		154,956
	143,940	Verde Realty (a)(b)(d)		3,850,395
				4,082,829
	Financial Services - 1.8%
	1,000,000	Fannie Mae		600,000

	Hotels, Restaurants & Leisure - 3.7%
	250,000	Las Vegas Sands Corp. (a)		1,287,500

	Household Durables - 2.7%
	105,000	D.R. Horton, Inc.		625,800
	33,400	M/I Homes, Inc.		295,256
				921,056
	Lodging - 4.0%
	843,529	Interstate Hotels & Resorts, Inc. (a)		421,765
	110,300	Orient-Express Hotels Ltd. - Class A		697,096
	16,400	Starwood Hotels & Resorts Worldwide, Inc.		247,968
				1,366,829
	Real Estate Management & Development - 8.2%
	300,000	CB Richard Ellis Group, Inc. (a)		1,080,000
	25,100	Jones Lang LaSalle, Inc.		592,611
	50,000	Redwood Trust, Inc.		634,500
	15,000	Regency Centers Corp.		529,500
				2,836,611
	Residential: Assisted Living - 1.0%
	290,000	Sunrise Senior Living, Inc. (a)		348,000

	Residential: Foreign Homebuilders - 10.5%
	7,500	Cyrela Brazil Realty SA		600,452
	15,000	Cyrela Brazil Realty SA - GDR (c)		1,200,905
	65,661	Desarrolladora Homex SA de C.V. - ADR (a)		1,252,155
	77,300	E-House China Holdings Ltd. - ADR (a)		512,499
	22,100	Xinyuan Real Estate Co. Ltd. - ADR (a)		74,919
				3,640,930

	Residential: Manufactured Homes - 0.9%
	649,083	Champion Enterprises, Inc. (a)		298,578

	Residential: U.S. Homebuilders - 17.7%
	120,000	Centex Corp.		1,021,200
	500,000	Hovnanian Enterprises, Inc. - Class A (a)		845,000
	20,000	KB Home		213,400
	200,000	Lennar Corp. - Class A		1,538,000
	70,000	Meritage Homes Corp. (a)		771,400
	2,400	NVR, Inc. (a)		1,022,616
	45,000	Pulte Homes, Inc.		456,750
	200,000	Standard Pacific Corp. (a)		282,000
				6,150,366
		Total Common Stocks (Cost $47,734,087)		21,532,699

	Investment Companies - 0.6%
	50,000	ProShares Ultra Real Estate		212,500
		Total Investment Companies (Cost $249,130)		212,500

	Short-Term Investments - 0.0%
	307	Federated Treasury Obligations Fund		307
		Total Short-Term Investments (Cost $307)		307
		Total Investments (Cost $84,563,591) - 111.9%		38,816,373
		Liabilities in Excess of Other Assets - (11.9)%		(4,121,974)
		TOTAL NET ASSETS - 100.0%		$34,694,399

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
GDR Global Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 11.1% of the
	Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 3.9% of the Fund's net assets.
(d)	Illiquid security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 33,164,621
	Level 2 - Other significant observable inputs		1,801,357
	Level 3 - Significant unobservable inputs		3,850,395
	Total		$ 38,816,373

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments in Securities
Balance as of 10/31/08		$ 4,102,290
	Accrued discounts / premiums	-
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)	(251,895)
	Net purchases (sales)	-
	Transfers in and / or out of Level 3	-
Balance as of 1/31/09		$ 3,850,395

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Realty Income & Growth Fund
		Security
	Shares	Description	Value
	Real Estate Investment Trusts - 88.9%
	Apartments - 12.0%
	12,426	AvalonBay Communities, Inc.	$643,779
	68,760	Equity Residential	1,645,427
	34,165	Essex Property Trust, Inc.	2,256,598
	75,500	Home Properties, Inc.	2,709,695
	41,540	Post Properties, Inc.	543,758
			7,799,257
	Diversified - 12.0%
	278,700	Crombie Real Estate Investment Trust (c)	1,681,859
	200	Crombie Real Estate Investment Trust	1,207
	86,364	Verde Realty (a)(b)(d)	2,310,237
	75,082	Vornado Realty Trust	3,814,917
			7,808,220
	Health Care - 13.3%
	62,000	HealthCare REIT, Inc.	2,344,220
	100,000	Medical Properties Trust, Inc.	455,000
	194,547	Omega Healthcare Investors, Inc.	2,846,222
	109,200	Ventas, Inc.	3,043,404
			8,688,846
	Net Lease - 3.8%
	104,149	Entertainment Properties Trust	2,358,975
			2,358,975

	Office - Industrial Buildings - 30.1%
	64,528	Alexandria Real Estate Equities, Inc.	3,829,092
	109,168	AMB Property Corp.	1,759,788
	69,011	Boston Properties, Inc.	2,988,176
	55,500	Corporate Office Properties Trust	1,464,090
	229,509	Douglas Emmett, Inc.	2,134,434
	217,781	Dupont Fabros Technology, Inc.	812,323
	96,700	Kilroy Realty Corp.	2,210,562
	87,100	Mack-Cali Realty Corp.	1,769,872
	314,240	Maguire Properties, Inc.	653,619
	96,400	ProLogis	964,964
	66,011	SL Green Realty Corp.	1,037,033
			19,623,953
	Retail Centers - 14.1%
	217,223	CBL & Associates Properties, Inc.	884,097
	64,726	Developers Diversified Realty Corp.	310,685
	174,101	General Growth Properties, Inc.	113,166
	160,700	Kimco Realty Corp.	2,310,866
	64,200	The Macerich Co.	946,308
	6,917	Saul Centers, Inc.	226,186
	72,347	Simon Property Group, Inc.	3,109,474
	63,038	Taubman Centers, Inc.	1,251,304
			9,152,086

	Storage - 3.6%
	40,000	Public Storage	2,474,800
		Total Real Estate Investment Trusts (Cost $89,499,777)	57,906,137

	Preferred Stocks - 24.2%
	Apartments - 3.1%
	84,500	Apartment Investment & Management Co., Series T, 8.000%	1,355,380
	40,000	BRE Properties, Inc., Series C, 6.750%	652,000
			2,007,380
	Diversified - 1.1%
	21,500	Vornado Realty Trust, Series G, 6.625%	327,015
	27,600	Vornado Realty Trust, Series I, 6.625%	429,180
			756,195
	Health Care - 0.9%
	28,200	Omega Healthcare Investors, Inc., Series D, 8.375%	571,050

	Lodging - 2.5%
	199,400	FelCor Lodging Trust, Inc. Series C, 8.000%	1,096,700
	48,400	Sunstone Hotel Investors, Inc., Series A, 8.000%	542,080
			1,638,780
	Mortgage & Finance - 2.7%
	18,800	iStar Financial, Inc., Series E, 7.875%	54,520
	90,825	iStar Financial, Inc., Series F, 7.800%	272,475
	95,100	iStar Financial, Inc., Series G, 7.650%	280,070
	132,390	iStar Financial, Inc., Series I, 7.500%	380,621
	73,000	NorthStar Realty Finance Corp., Series B, 8.250%	766,500
			1,754,186
	Net Lease - 2.4%
	130,500	Entertainment Properties Trust, Series D, 7.375%	1,539,900

	Office - Industrial Buildings - 7.4%
	11,300	AMB Property Corp., Series O, 7.000%	198,089
	31,300	Digital Realty Trust, Inc. Series A, 8.500%	591,570
	43,800	Kilroy Realty Corp., Series F, 7.500%	644,736
	184,500	Prime Group Realty Trust, Series B, 9.000%	575,640
	81,900	PS Business Parks Inc., Series H, 7.000%	1,351,350
	31,300	PS Business Parks, Inc., Series L, 7.600%	547,750
	72,400	SL Green Realty Corp., Series D, 7.875%	886,900
			4,796,035
	Retail Centers - 1.7%
	95,400	CBL & Associates Properties, Inc., Series D, 7.375%	739,350
	22,500	Regency Centers Corp., Series D, 7.250%	405,000
			1,144,350
	Storage - 2.4%
	57,100	Public Storage, Series D, 6.180%	1,011,812
	30,000	Public Storage, Series W, 6.500%	555,900
			1,567,712
		Total Preferred Stocks (Cost $30,840,944)	15,775,588

	Investment Companies - 0.8%
	130,000	ProShares Ultra Real Estate	552,500
		Total Investment Companies (Cost $566,904)	552,500

	Short-Term Investments - 0.0%
	18	Milestone Funds Treasury Obligations Portfolio	18
		Total Short-Term Investments (Cost $18)	18
		Total Investments (Cost $120,907,643) - 113.9%	74,234,243
		Liabilities in Excess of Other Assets - (13.9)%	(9,082,536)
		TOTAL NET ASSETS - 100.0%	$65,151,707

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities
	comprised 3.5% of the Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines
	established by the Board of Trustees. Securities restricted under Rule 144A comprised 2.6% of the Fund's net assets.
(d)	Illiquid security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

		Investments in Securities
Description
Level 1 - Quoted prices		$ 71,924,006
Level 2 - Other significant observable inputs		-
Level 3 - Significant unobservable inputs		2,310,237
Total		$ 74,234,243

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments in Securities
Balance as of 10/31/08		$ 2,461,374
	Accrued discounts / premiums	-
	Realized gain (loss)	-
	Change in unrealized depreciation	(151,137)
	Net purchases (sales)	-
	Transfers in and / or out of Level 3	-
Balance as of 1/31/09		$ 2,310,237

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine International Real Estate Equity Fund
		Security
	Shares	Description	Value

	Common Stocks - 108.4%
	Asia - 39.7%
	China - 8.3%
	18,590,100	C C Land Holdings, Ltd.	$4,650,972
	5,126,023	China Central Properties, Ltd.	1,912,861
	28,019,800	Franshion Properties	6,359,719
	47,580,400	HKC Holdings, Ltd.	2,699,858
	10,342,900	Hopson Development	6,082,293
	6,654,800	Shui On Land, Ltd.	1,725,009
	13,445,300	Sino-Ocean Land Holdings	6,849,010
	5,508,247	Soho China, Ltd.	2,003,193
			32,282,915
	Hong Kong - 4.9%
	8,368,600	The Hongkong & Shanghai Hotels, Ltd.	6,194,766
	1,150,100	Kerry Properties Ltd.	2,752,794
	5,979,800	Kowloon Development Co., Ltd.	2,575,689
	23,981,800	Midland Holdings, Ltd.	7,206,060
	373,530	Shangri-La Asia, Ltd.	440,765
			19,170,074
	India - 6.1%
	2,479,081	Hirco PLC (a)	2,658,570
	1,469,800	Ishaan Real Estate PLC (a)	665,632
	2,000,000	South Asian Real Estate, Ltd. (a)(b)	9,564,663
	8,327,900	Trinity Capital PLC (a)	3,952,506
	7,218,239	Unitech Corporate Parks (a)	836,849
	1,491,800	Yatra Capital, Ltd. (a)(e)	6,207,795
			23,886,015
	Japan - 5.2%
	390	Japan Logistics Funding, Inc.	2,170,646
	571,836	Nomura Real Estate Holdings	10,413,800
	5,790	Secured Capital Japan Co., Ltd.	1,997,997
	200,000	Star Asia Finance Ltd. (a)(b)(d)	200,000
	106,000	Tachihi Enterprise Co., Ltd.	5,533,923
			20,316,366
	Malaysia - 0.6%
	5,606,000	Aseana Properties Ltd. (a)	826,885
	6,027,625	Landmarks Berhad	1,361,750
			2,188,635
	Philippines - 0.7%
	14,488,000	Ayala Land, Inc.	1,926,840
	15,668,400	SM Development Corp.	727,686
	1,201,261	SM Prime Holdings, Inc.	182,585
			2,837,111
	Singapore - 8.3%
	4,708,425	Ascendas Real Estate Investment Trust	4,553,723
	20,305,400	Banyan Tree Holdings, Ltd.	6,254,644
	6,872,900	Cambridge Industrial Trust	1,297,547
	16,002,900	CapitaCommercial Trust	10,123,721
	153,400	City Developments, Ltd.	576,165
	7,513,150	Indiabulls Properties Investment Trust (a)	995,383
	20,030,200	Macquarie MEAG Prime REIT	6,833,302
	1,615,000	Mandarin Oriental	1,292,000
	1,435,100	Suntec Real Estate Investment Trust	627,429
			32,553,914
	Thailand - 5.2%
	17,210,000	Amata Corporation Public Co., Ltd.	1,880,229
	1,965,000	Amata Corporation Public Co., Ltd. - NVDR	214,680
	9,342,300	Central Pattana Public Co., Ltd.	3,500,190
	24,461,550	The Erawan Group Public Co., Ltd.	839,521
	99,767,300	Hemaraj Land & Development Public Co., Ltd.	1,626,408
	4,176,000	Land and Houses Public Co., Ltd.	384,577
	15,324,000	Land and Houses Public Co., Ltd. - NVDR	1,411,219
	39,282,845	Minor International Public Co., Ltd.	8,089,131
	13,179,100	Quality Houses Public Co., Ltd.	343,000
	4,040,000	Saha Pathana Inter-Holding Public Co., Ltd.	2,050,908
			20,339,863
	United Arab Emirates - 0.4%
	868,311	Kingdom Hotel Investments - GDR (a)	1,606,375
		Total Asia	155,181,268
	Australia - 0.7%
	Australia - 0.7%
	6,359,505	Goodman Group	2,889,196
		Total Australia	2,889,196
	Europe - 38.4%
	Austria - 1.8%
	1,079,588	Conwert Immobilien (a)	6,496,798
	334,185	Immoeast Immobilien (a)	393,657
	179,894	Immofinanz Immobilien Anlagen AG (a)	204,998
			7,095,453
	Finland - 0.4%
	401,113	Citycon Oyj	801,189
	91,100	Yit Oyj	570,388
			1,371,577
	France - 14.7%
	245,140	Accor SA	9,728,575
	19,750	Affine	282,970
	264,477	Club Mediterranee SA (a)	3,775,776
	94,544	Eurosic	2,149,910
	36,055	Icade	2,908,369
	391,962	Kaufman & Broad SA	3,011,695
	330,678	Nexity	5,186,624
	115,893	Pierre & Vacances	6,432,647
	87,874	Societe Immobiliere de Location pour l'Industrie et le Commerce	7,695,909
	120,124	Unibail-Rodamco	16,181,157
			57,353,632
	Germany - 1.7%
	8,092,900	Dawnay Day Sirius, Ltd.	1,632,030
	14,610,263	Dawnay Day Treveria PLC	1,309,482
	668,097	DIC Asset AG	3,798,095
			6,739,607
	Greece - 0.8%
	242,647	Babis Vovos SA (a)	1,646,623
	572,559	J&P - Avax SA	1,517,519
			3,164,142
	Italy - 0.6%
	283,524	Pirelli & Co. Real Estate	1,516,525
	1,942,878	Risanamento S.p.A. (a)	950,282
			2,466,807
	Norway - 1.9%
	2,331,200	Block Watne Gruppen ASA (a)	1,439,033
	5,805,945	Norwegian Property ASA	4,443,283
	3,308,300	Scandinavian Property (a)	1,480,886
			7,363,202
	Poland - 1.9%
	4,402,500	Engel East Europe NV (a)(e)	957,010
	903,246	Globe Trade Centre SA (a)	3,422,909
	3,265,000	Nanette Real Estate Group NV	1,289,363
	176,621	Orco Property Group	1,913,181
			7,582,463
	Russia - 1.0%
	1,707,100	AFI Development PLC - GDR	1,566,264
	931,650	LSR Group OJSC - ADR (a)(c)	647,869
	813,200	Mirland Development Corp. (a)	583,349
	1,092,572	PIK Group - GDR (a)(c)	622,766
	1,724,911	RGI International Ltd. (a)	336,358
			3,756,606
	Spain - 2.4%
	902,109	Realia Business SA	1,928,941
	1,466,936	Sol Melia SA	7,419,107
			9,348,048
	Sweden - 2.4%
	1,260,172	JM AB	6,462,227
	1,652,850	Rezidor Hotel Group AB	2,904,330
			9,366,557
	Turkey - 0.1%
	1,000,000	The Ottoman Fund, Ltd.	489,102

	Ukraine - 0.0%
	1,200,000	KDD Group NV (a)	117,384

	United Kingdom - 8.7%
	154,986	Enterprise Inns PLC	108,372
	1,136,586	Great Portland Estates PLC	3,784,282
	414,968	Hammerson PLC	2,440,051
	1,759,389	Helical Bar PLC	7,980,534
	4,665,427	Minerva (a)	1,250,803
	18,699,741	Regus PLC	12,872,264
	1,238,584	Shaftesbury PLC	4,855,327
	553,424	Unite Group PLC	513,291
			33,804,924
		Total Europe	150,019,504
	North & South America - 29.6%
	Bermuda - 1.1%
	3,440,800	Great Eagle Holdings	4,264,253

	Brazil - 17.6%
	5,672,800	Agra Empreendimentos Imobiliarios SA (a)	4,327,955
	1,276,300	BR Malls Participacoes SA (a)	5,941,397
	3,813,283	Brascan Residential Properties SA	3,270,877
	2,908,200	Brasil Brokers Participacoes (a)	2,005,655
	1,059,800	Camargo Correa Desenvol Imobiliario SA	1,041,528
	1,459,780	Cyrela Brazil Realty SA	5,851,704
	2,906,710	Cyrela Commercial Properties SA	7,517,354
	1,722,900	Ez Tec Empreendimentos E Par	1,477,832
	1,087,900	General Shopping Brasil SA (a)	708,073
	767,400	Iguatemi Empresa De Shopping Centers SA	3,969,310
	2,523,500	JHSF Participacoes SA	1,881,748
	1,891,100	Klabin Segall SA	1,891,100
	763,900	MRV Engenharia	3,556,086
	1,058,800	Multiplan Empreendimentos (a)	6,389,310
	1,433,100	PDG Realty SA	7,628,787
	1,439,700	Rodobens Negocios Imobiliarios SA	4,846,576
	815,600	Sao Carlos Empreendimentos	3,547,157
	2,036,800	Tecnisa SA	2,809,379
			68,661,828
	Canada - 2.4%
	150,100	ClubLink Corp.	794,413
	386,000	Crombie Real Estate Investment Trust (c)	2,329,378
	278,925	Killam Properties, Inc.	1,248,765
	400,000	Killam Properties, Inc. (c)	1,790,826
	683,500	Lakeview Hotel Real Estate Investment Trust	429,191
	133,000	Lakeview Hotel Real Estate Investment Trust (c)	83,515
	91,700	Mainstreet Equity Corp. (a)	447,937
	300,000	Mainstreet Equity Corp. (a)(c)	1,465,443
	252,700	Parkbridge Lifestyles Communities, Inc. (a)	597,619
			9,187,087
	Mexico - 1.9%
	936,602	Consorcio ARA SA de C.V.	235,335
	197,600	Desarrolladora Homex SA de CV - ADR (a)	3,768,232
	3,475,110	Urbi Desarrollos Urbanos SA de CV (a)	3,567,676
			7,571,243
	United States - 6.6%
	28,550	Alexander's, Inc.	5,494,162
	918,700	Orient-Express Hotels Ltd. - Class A	5,806,184
	562,300	Sunrise Senior Living, Inc. (a)	674,760
	519,696	Verde Realty (a)(b)(f)	13,901,868
			25,876,974
		Total North & South America	115,561,385
		Total Common Stocks (Cost $1,319,299,904)	423,651,353

	Equity-Linked Structured Notes - 1.6%
	1,178,000	Merrill Lynch & Co.,Inc. - Indiabulls Real Estate	2,805,221
	1,235,816	Merrill Lynch & Co., Inc. - Kolte-Patil Developers Ltd.	599,199
	1,195,000	Merrill Lynch & Co., Inc. - Phoenix Mills Ltd.	1,655,104
	619,187	Merrill Lynch & Co., Inc. - Sobha Developers Ltd.	1,105,872
		Total Equity-Linked Structured Notes (Cost $18,754,956)	6,165,396

	Rights - 0.0%
	313,895	Ascendas Real Estate Investment Trust - A (a)	35,349
	1,519,193	Brascan Residential Properties SA (a)	32,741
		Total Rights (Cost $758,116)	68,090
	Warrants - 0.4%
	16,134,400	SP Setia BHD
		Expiration: January, 2013,
		Exercise Price: MYR 4.480 (a)	1,386,462
		Total Warrants (Cost $4,862,308)	1,386,462
		Total Investments (Cost $1,343,675,284) - 110.4%	431,271,301
		Liabilities in Excess of Other Assets - (10.4)%	(40,652,565)
		TOTAL NET ASSETS - 100.0%	$390,618,736

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	New Vehicle Delivery Receipt
MYR	Malaysian Ringgit
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Liquid securities restricted under Rule 144A comprised 1.8% of the Fund's net assets.
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be illiquid under guidelines established by the Board of Trustees.
	Illiquid securities restricted under Rule 144A comprised 0.1% of the Fund's net assets.
(e)	Affiliated issuer.
(f)	Illiquid security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description		Investments in Securities
Level 1 - Quoted prices		$ 380,184,120
Level 2 - Other significant observable inputs		27,420,650
Level 3 - Significant unobservable inputs		23,666,531
Total		$ 431,271,301

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments in Securities
Balance as of 10/31/08		$ 26,481,175
	Accrued discounts / premiums	-
	Realized gain (loss)	(3,960,400)
	Change in unrealized appreciation	1,185,356
	Net purchases (sales)	(39,600)
	Transfers in and / or out of Level 3	-
Balance as of 1/31/09		$ 23,666,531

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Emerging Markets Real Estate Fund
		Security
	Shares	Description		Value
	Common Stocks - 25.5%
	Consumer Durables & Apparel - 1.2%
	50,000	C C Land Holdings, Ltd.		$12,509

	Diversified - 2.4%
	3,000	Cyrela Commercial Properties SA (a)		7,759
	7,000	Kerry Properties		16,755
				24,514

	Hotels, Restaurants & Leisure - 3.8%
	28,000	Banyan Tree Holdings, Ltd.		8,625
	10,000	Kingdom Hotel Investments - GDR (a)		18,500
	5,000	Mandarin Oriental		4,000
	6,000	Shangri-La Asia, Ltd.		7,080
				38,205
	Household Durables - 2.1%
	2,000	Agra Empreendimentos Imobiliarios SA (a)		1,526
	2,000	Tecnisa SA		2,759
	2,000	Trisul SA		2,112
	15,000	Urbi Desarrollos Urbanos SAB (a)		15,399
				21,796

	Real Estate Management & Development - 13.9%
	2,000	BR Malls Participacoes SA (a)		9,310
	1,000	Brasil Brokers Participacoes		690
	50,000	Central Pattana Public Company, Ltd.		18,733
	75,000	Franshion Properties		17,023
	5,000	Hirco PLC (a)		5,362
	22,000	Hopson Development		12,937
	2,000	MRV Engenharia		9,310
	1,000	Multiplan Empreendimentos (a)		6,035
	3,000	PDG Realty SA		15,970
	1,000	Rodobens Negocios Imobiliarios SA		3,366
	1,000	Sao Carlos Empreendimentos		4,349
	30,000	Shui On Land, Ltd.		7,776
	34,000	Sino-Ocean Land Holdings		17,320
	36,500	Soho China Ltd.		13,274
				141,455
	Residential: Foreign Homebuilders - 2.1%
	2,000	Cyrela Brazil Realty SA		8,017
	700	Desarrolladora Homex - ADR (a)		13,349
				21,366
		Total Common Stocks (Cost $238,362)		259,845
	Short-Term Investments - 74.9%
	763,845	Federated Treasury Obligations Fund		763,845
		Total Short-Term Investments (Cost $763,845)		763,845
		Total Investments (Cost $1,002,207) - 100.4%		1,023,690
		Liabilities in Excess of Other Assets - (0.4)%		(3,757)
		TOTAL NET ASSETS - 100.0%		$1,019,933

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 1,005,190
	Level 2 - Other significant observable inputs		18,500
	Level 3 - Significant unobservable inputs		-
	Total		$ 1,023,690

Schedule of Portfolio Investments
January 31, 2009 (Unaudited)
Alpine Global Infrastructure Fund
		Security
	Shares	Description		Value
	Common Stocks - 85.7%
	Capital Goods - 5.2%
	600	Gamesa Corporacion Techologica SA		$10,125
	550	Grupo Ferrovial SA		14,662
	300	Leighton Holdings, Ltd.		3,195
	4,500	NWS Holdings, Ltd.		5,559
	95	URS Corp. (a)		3,235
	500	Vinci SA		17,183
				53,959
	Energy - 4.6%
	975	El Paso Pipeline Partners LP		16,536
	550	Enbridge, Inc.		18,043
	250	NuStar Energy LP		12,295
				46,874
	Materials - 0.6%
	40	Martin Marietta Materials, Inc.		3,221
	65	Vulcan Materials Co.		3,215
				6,436
	Media - 3.1%
	1,425	Comcast Corp. - Class A		20,876
	575	SES		10,580
				31,456
	Technology Hardware & Equipment - 5.2%
	1,225	Cisco Systems, Inc. (a)		18,338
	1,075	CommScope, Inc. (a)		15,502
	6,600	ZTE Corp.		19,108
				52,948
	Telecommunication Services - 14.8%
	420	American Tower Corp. - Class A (a)		12,743
	925	AT&T, Inc.		22,773
	1,100	China Mobile, Ltd.		10,001
	225	China Mobile, Ltd. - ADR		10,118
	1,600	Deutsche Telekom AG		19,401
	1,125	France Telecom SA		25,294
	200	Millicom International Cellular SA		7,832
	325	Rogers Communications, Inc. - Class B		9,152
	1,050	Royal KPN NV		14,049
	10,700	Vodafone Group PLC		20,112
				151,475
	Transportation - 19.9%
	875	Abertis Infraestructuras SA		14,228
	175	Aeroports de Paris		9,426
	850	Atlantia S.p.A.		12,462
	225	Canadian National Railway Co.		7,884
	2,435	Cintra Concesiones de Infraestructuras de Transporte SA		12,128
	400	East Japan Railway Co.		27,384
	2,575	FirstGroup PLC		10,178
	300	Fraport AG		11,274
	375	Hamburger Hafern und Logistik AG		9,603
	425	Kansas City Southern (a)		7,718
	675	Koninlijke Vopak NV		25,444
	3,275	Macquarie Infrastructure Co. LLC		13,493
	700	Oesterreichische Post AG		21,905
	4,000	Transport International Holdings, Ltd.		9,347
	275	Union Pacific Corp.		12,042
				204,516
	Utilities - 32.3%
	325	Allegheny Energy, Inc.		10,803
	575	American Electric Power Co., Inc.		18,026
	39,000	Babcock & Brown Wind Partners		21,311
	2,375	Centrica PLC		8,880
	275	E. ON AG		8,887
	325	Electricite de France		15,919
	800	Enagas		13,931
	325	Endesa, SA		10,058
	250	Exelon Corp.		13,555
	500	Fortum OYJ		9,782
	425	FPL Group, Inc.		21,909
	725	GDF Suez		27,913
	1,700	Iberdrola SA		13,234
	350	ITC Holdings Corp.		14,693
	1,175	National Grid PLC		11,034
	675	Northeast Utilities		16,065
	450	NRG Energy, Inc. (a)		10,512
	2,250	Pennon Group PLC		14,706
	355	PG&E Corp.		13,728
	210	RWE AG		16,367
	3,875	Snam Rete Gas S.p.A.		20,231
	1,250	Suez Environnement SA (a)		20,022
				331,566
		Total Common Stocks (Cost $915,533)		879,230

	Short-Term Investments - 14.9%
	153,352	Federated Treasury Obligations Fund		153,352
		Total Short-Term Investments (Cost $153,352)		153,352
		Total Investments (Cost $1,068,885) - 100.6%		1,032,582
		Liabilities in Excess of Other Assets - (0.6)%		(5,954)
		TOTAL NET ASSETS - 100.0%		$1,026,628

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

	FAS 157 - Summary of Fair Value Exposure at January 31, 2009
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized
	in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair
	value of investments)

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

	Description		Investments in Securities
	Level 1 - Quoted prices		$ 1,024,698
	Level 2 - Other significant observable inputs		7,884
	Level 3 - Significant unobservable inputs		-
	Total		$ 1,032,582

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$86,161,543
Gross unrealized appreciation	1,125,486
Gross unrealized depreciation	(48,470,656)
Net unrealized depreciation	($47,345,170)

Realty Income
& Growth Fund
Cost of investments	$121,532,814
Gross unrealized appreciation	10,976,717
Gross unrealized depreciation	(58,275,288)
Net unrealized depreciation	($47,298,571)

International Real
Estate Equity Fund
Cost of investments	$1,356,380,452
Gross unrealized appreciation	11,024,197
Gross unrealized depreciation	(936,133,348)
Net unrealized depreciation	($925,109,151)

Emerging Markets
Real Estate Fund
Cost of investments	$1,002,207
Gross unrealized appreciation	31,264
Gross unrealized depreciation	(9,781)
Net unrealized depreciation	$21,483

Global
Infrastructure Fund
Cost of investments	$1,068,885
Gross unrealized appreciation	39,378
Gross unrealized depreciation	(75,681)
Net unrealized depreciation	($36,303)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title)   /s/  Samuel A. Lieber
                                                    Samuel A. Lieber, President

Date   3/30/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date  3/30/2009

By (Signature and Title)  /s/ Meimei Li
                                                  Meimei Li, Treasurer

Date  3/30/2009